Maturities of Long-Term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Long-Term Debt And Capital Lease Obligations [Line Items]
Long term Debt, 2013	$ 6,000
Long term Debt, 2014	6,000
Long term Debt, 2015	11,000
Long term Debt, 2016
Long term Debt, 2017
Long term Debt, Thereafter	700,000
Debt instrument, carrying amount	723,000
Capital Lease Obligations, 2013	21
Capital Lease Obligations, 2014	24
Capital Lease Obligations, 2015
Capital Lease Obligations, 2016
Capital Lease Obligations, Thereafter
Capital Lease Obligations, Including imputed interest	45
Long term debt and capital lease obligations maturities, 2013	6,021
Long term debt and capital lease obligations maturities, 2014	6,024
Long term debt and capital lease obligations maturities, 2015	11,000
Long term debt and capital lease obligations maturities, 2016
Long term debt and capital lease obligations maturities, Thereafter	700,000
Long term debt and capital lease obligation, including imputed interest	$ 723,045